Result for the Year - Corporate and Deferred Tax (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax expense	$ 241	$ 193	[1]	$ 186	[1]
Tax expense (benefit) on items recognized directly in equity	(3)	7		8
ProfoundBio
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses		360		$ 319
Netherlands
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross unrecognized tax loss carryforwards	1,600	$ 100
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross unrecognized tax loss carryforwards	$ 100

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.